Condensed Consolidated Statements of Comprehensive Income - Orbitz - USD ($) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Net income/(loss)	$ (4,251)	$ 7,296	$ 9,037	$ 6,881	$ (5,934)	$ (25,190)	$ 947	$ 17,280
Other comprehensive income/(loss):
Currency translation adjustment				(5,239)			(8,793)	6,650
Unrealized gain/(loss) on floating to fixed interest rate swaps (net of tax of $0, $2,558, and $0)								0
Other comprehensive income/(loss)	(4,120)			(5,239)		3,079	(8,793)	6,650
Comprehensive income/(loss)	$ (8,371)			$ 1,642		$ (22,111)	$ (7,846)	$ 23,930